SCHEDULE OF INVESTMENTS
Global Growth (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Consumer Discretionary – 0.4%
Magazine Luiza S.A.	161	$574

Total Brazil - 0.4%		$574

Canada
Energy – 1.7%
Canadian Natural Resources Ltd.	84	2,602

Total Canada - 1.7%		$2,602

China
Communication Services – 1.7%
Tencent Holdings Ltd.	35	2,731

Consumer Discretionary – 2.1%
Alibaba Group Holding Ltd. ADR(A)	15	3,316

Financials – 2.0%
Ping An Insurance (Group) Co. of China Ltd., H Shares	269	3,203

Total China - 5.8%		$9,250

France
Communication Services – 1.3%
Ubisoft Entertainment S.A.(A)	26	1,997

Consumer Discretionary – 0.8%
LVMH Moet Hennessy - Louis Vuitton	2	1,269

Industrials – 5.4%
Airbus SE	37	4,193
Schneider Electric S.A.	28	4,259

		8,452

Total France - 7.5%		$11,718

Germany
Consumer Discretionary – 0.1%
AUTO1 Group SE(A)	3	146

Financials – 1.2%
Deutsche Boerse AG	11	1,907

Information Technology – 1.5%
Infineon Technologies AG	55	2,346

Total Germany - 2.8%		$4,399

India
Energy – 1.3%
Reliance Industries Ltd.	77	2,102

Total India - 1.3%		$2,102

Italy
Consumer Discretionary – 2.7%
Ferrari N.V.	21	4,329

Total Italy - 2.7%		$4,329

Japan
Financials – 1.6%
ORIX Corp.	149	2,512

Industrials – 2.5%
Daikin Industries Ltd.	11	2,177
Recruit Holdings Co. Ltd.	34	1,663

		3,840

Total Japan - 4.1%		$6,352

Netherlands
Health Care – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	29	1,641

Total Netherlands - 1.0%		$1,641

Switzerland
Health Care – 1.1%
Alcon, Inc.	23	1,641

Industrials – 2.3%
Ferguson plc	31	3,671

Total Switzerland - 3.4%		$5,312

Taiwan
Information Technology – 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35	4,155

Total Taiwan - 2.6%		$4,155

United Kingdom
Communication Services – 1.8%
WPP Group plc	221	2,806

Consumer Discretionary – 1.6%
Aptiv plc(A)	18	2,520

Consumer Staples – 2.0%
Diageo plc	40	1,639
Unilever plc	27	1,490

		3,129

Health Care – 1.6%
AstraZeneca plc	16	1,591
AstraZeneca plc ADR(B)	18	899

		2,490

Total United Kingdom - 7.0%		$10,945

United States
Communication Services – 2.5%
Facebook, Inc., Class A(A)	8	2,265
Pinterest, Inc., Class A(A)	23	1,670

		3,935

Consumer Discretionary – 12.1%
Amazon.com, Inc.(A)	2	6,841
Brinker International, Inc.	57	4,024
Darden Restaurants, Inc.	27	3,837
Dollar General Corp.	5	974
Skechers USA, Inc.(A)	78	3,243

		18,919

Energy – 1.4%
ConocoPhillips	42	2,198

Financials – 10.1%
Citigroup, Inc.	25	1,798
CME Group, Inc.	6	1,204
Discover Financial Services	26	2,437
Goldman Sachs Group, Inc. (The)	9	3,014
JPMorgan Chase & Co.	14	2,112
Morgan Stanley	41	3,152
Pinnacle Financial Partners, Inc.	23	2,047

		15,764

Health Care – 7.2%
Abbott Laboratories	14	1,696
HCA Holdings, Inc.	11	2,038
Johnson & Johnson	19	3,146

Thermo Fisher Scientific, Inc.	5	2,380
UnitedHealth Group, Inc.	5	1,995

		11,255

Industrials – 4.8%
Eaton Corp.	21	2,865
Northrop Grumman Corp.	7	2,345
Union Pacific Corp.	10	2,295

		7,505

Information Technology – 21.1%
Adobe, Inc.(A)	4	1,966
Ambarella, Inc.(A)	21	2,120
Apple, Inc.	43	5,244
Autodesk, Inc.(A)	3	835
Fidelity National Information Services, Inc.	19	2,649
Intuit, Inc.	9	3,420
MasterCard, Inc., Class A	9	3,166
Microsoft Corp.	23	5,475
PayPal, Inc.(A)	18	4,435
Visa, Inc., Class A	17	3,587

		32,897

Total United States - 59.2%		$92,473

TOTAL COMMON STOCKS – 99.5%		$155,852

(Cost: $101,128)

SHORT-TERM SECURITIES

Money Market Funds(C) – 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%	222	222

TOTAL SHORT-TERM SECURITIES – 0.1%		$222

(Cost: $222)

TOTAL INVESTMENT SECURITIES – 99.6%		$156,074

(Cost: $101,350)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		557

NET ASSETS – 100.0%		$156,631

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $901 are on loan.

(C) Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$155,852	$—	$—
Short-Term Securities	222	—	—
Total	$156,074	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$101,350

Gross unrealized appreciation	55,517
Gross unrealized depreciation	(793)

Net unrealized appreciation	$54,724